Employee Compensation - Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Millions	6 Months Ended
	Apr. 30, 2024 CAD ($) shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure of Sharebased Payment [Line Items]
Number of stock options, Granted | shares	1,113,853	1,322,817
Weighted average fair value of options granted | $ / shares	$ 15.33	$ 18.94
Conversion Of Four Administration Plans Into A Single Umbrella Plan [Member] | One Defined Contribution Plan Converted Into A Defined Benefit Plan [Member]
Disclosure of Sharebased Payment [Line Items]
Defined benefit plan income due to amendments made to the plan	$ 84
Acturial gains losses arising from changes in financial assumptions net defined benefit liability asset	62
Surplus in plan assets	$ 0